UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  9/30/2012

Check here if Amendment [  ]; Amendment Number:  ______
This Amendment: [ ] is a restatement.
[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: Mosaic Financial Partners Inc.

Address:140 Geary Street, 6th Floor
San Francisco, CA 94108

Form 13F File Number:  028-14412__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Geoffrey M. Zimmerman
Title: Chief Compliance Officer
Phone: 415-788-1952

Signature, Place, and Date of Signing:

Geoffrey M. Zimmerman     San Francisco, Ca.   November 9, 2012


Report Type:

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

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FORM 13F SUMMARy:

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 34

Form 13F Information Table Value Total: $119352370


List of Other Included Managers: NONE

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FORM 13F  INFORMATION TABLE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Blkrck Munihldgs CA Insd        Common          09254L107  240     14500    Sh       Sole                                   14500
E Tracs Alerian MLP Infra       Common          902641646  5757	   169120   Sh       Sole                                   169120
Exxon Mobil Corp                Common		30231G102  241     2634     Sh	     Sole                                   2634
iShares Barclays Tips Bon       Common		464287176  1161	   9534     Sh	     Sole                                   9534
iShares Cohen Steers Real       Common		464287564  1358	   17438    Sh	     Sole                                   17438
iShares JPM Emerging Mkt        Common		464288281  10122   83470    Sh	     Sole                                   83470
iShares MSCI EAFE Index         Common		464287465  1199    22614    Sh	     Sole                                   22614
iShares Russell 1000 Valu       Common		464287598  8694    120451   Sh	     Sole                                   120451
iShares Russell 1000            Common		464287622  8189    103036   Sh	     Sole                                   103036
iShares Russell Microcap        Common		464288869  239     4517     Sh	     Sole                                   4517
iShares S&P 500 Index           Common          464287200  4538    31429    Sh       Sole                                   31429
iShares S&P Smallcap 600        Common          464287804  2255    29258    Sh       Sole                                   29258
JPMorgan Alerian MLP Inde       Common		46625H365  9947	   245952   Sh	     Sole                                   245952
Nuveen CA Div Adv Muni          Common		67066Y105  237     14700    Sh	     Sole                                   14700
Pimco 1-5 Year TIPS ETF         Common		72201R205  17509   324725   Sh	     Sole                                   324725
Pimco Enhanced Short Matu       Common		72201R833  1211    11930    Sh	     Sole                                   11930
Plum Creek Timber Inc           Common		729251108  4945    112791   Sh	     Sole                                   112791
Powershares RAFI Develope       Common		73936T789  642     19055    Sh	     Sole                                   19055
Powershares RAFI US Large       Common		73935X583  2521    40966    Sh	     Sole                                   40966
Powershares RAFI US Small       Common		73935X567  1852    27351    Sh	     Sole                                   27351
Powershs S&P500 Buy Write       Common          73936G308  2415    115986   Sh       Sole                                   115986
Schwab International Equi       Common		808524805  3828    148276   Sh	     Sole                                   148276
Schwab Intl Small Cap           Common		808524888  310     11799    Sh	     Sole                                   11799
SPDR S&P 500                    Common          78462F103  794     5516     Sh       Sole                                   5516
SPDR S&P Int'l Small            Common          78463X871  3217    117700   Sh       Sole                                   117700
Vanguard Emerging Markets       Common		922042858  4596    110152   Sh	     Sole                                   110152
Vanguard Europe Pacific E       Common		921943858  5632    171285   Sh	     Sole                                   171285
Vanguard Short Tm Bond In       Common		921937827  2312    28391    Sh	     Sole                                   28391
Vanguard Value ETF              Common		922908744  4226    71972    Sh	     Sole                                   71972
Weyerhaeuser Co                 Common		962166104  4875    186491   Sh	     Sole                                   186491
Wisdomtree Emerg Mkts Sma       Common		97717W281  1322    28819    Sh	     Sole                                   28819
Wisdomtree Int'l Small Ca       Common		97717W760  2448    51800    Sh	     Sole                                   51800
Wisdomtree Large Cap Div        Common		97717W307  302     5530     Sh	     Sole                                   5530
Wisdomtree Small Cap Div        Common		97717W604  221     4366     Sh	     Sole                                   4366




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